Notes Payable - Summary of Notes Payable (Parenthetical) (Details) - Note Payable to Bank [Member] - USD ($)		6 Months Ended
	May 11, 2020	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt Instrument, Decrease, Forgiveness		$ 2,237,000,000
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Loan proceeds received	$ 2,237,000
Interest rate on note payable to bank	1.00%
7.75% Notes Payable Due September 23, 2024 [Member]
Debt Instrument [Line Items]
Interest rate on note payable to bank			7.75%
Note payable to bank			$ 9,000
7% Notes Payable Due June 1, 2024 [Member]
Debt Instrument [Line Items]
Interest rate on note payable to bank		7.00%	7.00%
Note payable to bank		$ 9,000,000	$ 9,000
Note payable to bank, maturity date		Jun. 01, 2024
Notes Payable Amortization Period		7 years
5.3% Notes Payable Due May 17, 2027 [Member]
Debt Instrument [Line Items]
Interest rate on note payable to bank			5.30%
Note payable to bank			$ 4,000
5.0% Notes Payable Due August 4, 2026 [Member]
Debt Instrument [Line Items]
Interest rate on note payable to bank			5.00%
Note payable to bank			$ 3,000